Eagle Point Defensive Income Trust

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In April 2025, Eagle Point Defensive Income Trust (the “Registrant”) issued Series A Term Cumulative Preferred Shares due 2028 (“Series A Term Preferred Shares”).  A description of the terms of the Series A Term Preferred Shares is included under the headings “Description of Capital Structure—Preferred Shares—Series A Term Cumulative Preferred Shares due 2028” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus filed with the Securities and Exchange Commission on June 27, 2025 (SEC Accession No. 0001104659-25-051701), which description is incorporated by reference herein.